Note 4 - Exploration and Evaluation Assets (Details Textual)																																					12 Months Ended				50 Months Ended	61 Months Ended	68 Months Ended
	Apr. 23, 2023 USD ($) shares	May 24, 2022 USD ($) shares	Apr. 23, 2022 USD ($) shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Feb. 16, 2021 USD ($)	Dec. 29, 2020 USD ($)	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	May 24, 2020 USD ($) shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 USD ($)	Oct. 01, 2019 shares	Jul. 07, 2019 USD ($)	May 24, 2019 USD ($) shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 USD ($)	Oct. 23, 2018 USD ($) shares	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	May 24, 2018 USD ($) shares	May 04, 2018 CAD ($)	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) shares	Jan. 28, 2018 USD ($)	Nov. 24, 2017 USD ($) shares	Oct. 01, 2017 shares	Sep. 01, 2017 CAD ($) a	Sep. 01, 2017 USD ($) a	Jul. 26, 2017 CAD ($) a	Jul. 26, 2017 USD ($) a	Jul. 07, 2017 USD ($)	May 01, 2017 USD ($) a shares	Nov. 17, 2016 shares	Aug. 11, 2016 USD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 USD ($)	Oct. 01, 2020 USD ($) shares	May 24, 2022 USD ($) shares	Apr. 23, 2023 USD ($) shares	Apr. 13, 2018 a	Aug. 31, 2017 a
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																																					$ 5,924,200		$ 1,650,288
TY & sons [member] | TY & Sons’ right, title and interest in a property option agreement [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares																																			14,000,000
Nevada mining [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares									500,000					500,000
Nevada mining [member] | TY & Sons’ right, title and interest in a property option agreement [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares									500,000					500,000						500,000								500,000								500,000					2,500,000
Purchase of exploration and evaluation assets										$ 50,000					$ 50,000						$ 50,000												$ 50,000			$ 125,000					$ 325,000
Net smelter return royalty																																					2.50%	2.50%
Net smelter returns royalty																																					0.50%	0.50%
National chloride company of america [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares					200,000						200,000
National chloride company of america [member] | Lease property [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares				200,000							200,000					200,000						200,000					100,000							100,000								1,700,000
Purchase of exploration and evaluation assets				$ 100,000							$ 100,000					$ 100,000						$ 100,000					$ 50,000							$ 25,000
Area of lease property (Acre) | a																																		12,290											12,290
Percent royalty on gross revenue																																		2.00%
Minimum annual royalty payment																																		$ 500,000
Additioinal area of lease property (Acre) | a																													6,000	6,000
National chloride company of america [member] | Lease property [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		200,000
Purchase of exploration and evaluation assets		$ 100,000																																								$ 1,825,000
National chloride company of america [member] | Lease property [member] | Successful completion of a pre-feasibility study [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		500,000
Purchase of exploration and evaluation assets		$ 250,000
National chloride company of america [member] | Lease property [member] | Successful completion of a bankable feasibility study [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets		$ 1,000,000
Bureau of land management [member] | Lease property [member]
Statement Line Items [Line Items]
Payments for carrying costs																													$ 56,873	$ 44,805
TETRA technologies, inc. [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares						400,000						400,000
TETRA technologies, inc. [member] | Propety in bristol dry lake [member]
Statement Line Items [Line Items]
Area of lease property (Acre) | a																																												12,100
TETRA technologies, inc. [member] | Property in in the adjacent cadiz dry lake [member]
Statement Line Items [Line Items]
Area of lease property (Acre) | a																																												11,840
TETRA technologies, inc. [member] | Property in exploration and option agreement [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares						400,000						400,000					400,000		200,000						200,000																		3,400,000
Purchase of exploration and evaluation assets						$ 200,000						$ 200,000					$ 200,000		$ 100,000						$ 100,000				$ 131,680	$ 100,000
TETRA technologies, inc. [member] | Property in exploration and option agreement [member] | Major purchases of assets [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	400,000		400,000
Purchase of exploration and evaluation assets	$ 200,000		$ 200,000																																								$ 2,700,000
TETRA technologies, inc. [member] | Property in exploration and option agreement [member] | Successful completion of a pre-feasibility study [member]
Statement Line Items [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	1,000,000
Purchase of exploration and evaluation assets	$ 500,000
TETRA technologies, inc. [member] | Property in exploration and option agreement [member] | Successful completion of a bankable feasibility study [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets	$ 1,000,000
Vendor [member] | Property for memorandum of understanding [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets																															$ 614,150	$ 500,000
Net brine area (Acre) | a																															33,000	33,000
Vendor [member] | Property in option agreement [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets								$ 750,000					$ 700,000					$ 600,000								$ 500,000
Percent royalty on gross revenue																																					2.50%	2.50%
Annual payments pursuant to agreement																																						$ 1,000,000
Minimum Royalty																																						$ 1,000,000
LANXESS [member] | Tail brine [member]
Statement Line Items [Line Items]
Purchase of exploration and evaluation assets							$ 3,000,000																$ 3,834,000	$ 3,000,000																$ 3,000,000